GOODWILL - Changes in the net carrying amount of goodwill - Net carrying amount (Details) - CAD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Goodwill
Goodwill	$ 535,932	$ 535,932
Cost
Goodwill
Goodwill	569,243	569,243	$ 482,175
Accumulated amortization
Goodwill
Goodwill	$ (33,311)	$ (33,311)